CONVERTIBLE NOTES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Convertible Notes
SCHEDULE OF FAIR VALUE WARRANTS

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

Stock Price	$0.15
Exercise price	$0.25
Expected term (in years)	5
Expected volatility	100.76%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.07%

Stock Price	$0.14
Exercise price	$0.16
Expected term (in years)	5
Expected volatility	60.64%
Annual rate of quarterly dividends	0%
Risk free interest rate	0.10%

SUMMARY OF CONVERTIBLE DEBT

The following represents a summary of the Company’s convertible debt at June 30, 2021:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2020	50,505	-
Proceeds – net	4,000,000	-
Debt discount recorded	(5,000,000)	-
Amortization of debt discount	2,084,468	-
Balance – June 30, 2021	$1,134,973	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2020	5,479	-
Interest Expense June 30, 2021	119,096	-
Interest conversion into common shares	(44,342)
Balance – June 30, 2021	$80,233	$-

The following represents a summary of the Company’s convertible debt at December 31, 2020:

Convertible Note Payable

	Amounts	In-Default
Balance – December 31, 2019	-	-
Proceeds – net	950,000	-
Original issue discount	50,000	-
Debt discount recorded	(1,000,000)	-
Amortization of debt discount	50,505	-
Balance – December 31, 2020	$50,505	$-

Accrued Interest Payable

	Amounts	In-Default
Balance – December 31, 2019	-	-
Interest Expense 2020	5,479
Balance – December 31, 2020	$5,479	$-